INVESTMENTS - Business Combination - Vale do Sao Bartolomeu S.A. VSB (Details) - BRL (R$) R$ in Thousands			12 Months Ended
	Dec. 21, 2023	Jan. 01, 2023	Dec. 31, 2023
Business combinations
Proportion of ownership interest in joint venture			50.38%
Vale do So Bartolomeu S.A. VSB
Business combinations
Amount allocated to intangible asset related to concession agreements	R$ 63,365
Percentage of ownership interest held prior to acquisition	39.00%
Cash transferred	R$ 304,228
Deferred tax liabilities	5,833
Total adjustment in net assets	57,532
Premium
Fair value of liquid assets acquired by the Company	465,620
Consideration transferred	304,228
(c) Fair value of shareholding maintained before combination of businesses	201,769
(d) = (b) + (c)	505,997
(d) - (a) Premium	40,377
Remeasurement of shareholding previously held	R$ 97,256
Increase in revenue		R$ 50,946
Increase in profit		R$ 42,662
Furnas | Vale do So Bartolomeu S.A. VSB
Business combinations
Control of acquired, percentage	51.00%
Furnas | Vale do So Bartolomeu S.A. VSB | Vale do So Bartolomeu S.A. VSB
Business combinations
Percentage of equity interest /Percentage of participation	90.00%
Furnas | Vale do So Bartolomeu S.A. VSB | Vale do So Bartolomeu S.A. VSB
Business combinations
Proportion of ownership interest in joint venture	39.00%